POST-EMPLOYMENT BENEFITS - Allocation of Plan Assets (Details)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value of plan assets [line items]
Domestic equity securities	9.60%	11.80%
International equity securities	36.70%	47.00%
Debt securities	53.20%	40.70%
Other - cash	0.50%	0.50%
Total	100.00%	100.00%
Minimum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities (as a percent)	25.00%
Target asset allocation percentage, Other - cash (as a percent)	0.00%
Minimum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	8.00%
Minimum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	37.00%
Maximum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities (as a percent)	45.00%
Target asset allocation percentage, Other - cash (as a percent)	2.00%
Maximum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	18.00%
Maximum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities (as a percent)	67.00%